33 Post balance sheet events (Details 1) £ in Thousands	12 Months Ended
Dec. 31, 2019 GBP (£)
Estimated cash outflow
Staff redundancy	£ 933
Repayment of loans, net of deposit returned	3,569
Property lease termination costs
Settlement of lease liabilities	131
Repayment of grant funding	230
Other	70
Total	4,933
Estimated non-cash costs
Impairment of acquired IPRD	9,300
Impairment of goodwill	2,291
Write down of tangible assets to net realisable value	975
Right of use asset adjustment	(61)
Other	(186)
Total	£ 12,319